Leases - Contractual Future Lease Obligations (Details) $ in Millions	Dec. 31, 2025 USD ($)
Operating Leases
2026	$ 326
2027	304
2028	266
2029	225
2030	164
Thereafter	463
Total lease payments	1,748
Amounts representing interest	(329)
Lease liabilities	1,419
Finance Leases
2026	43
2027	31
2028	20
2029	12
2030	9
Thereafter	27
Total lease payments	142
Amounts representing interest	(17)
Lease liabilities	$ 125